FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets And Liabilities
Schedule of financial assets at amortized cost

	12.31.2024	12.31.2023
Current
Term deposit	80	101
Notes receivable	-	4
Total current	80	105

Schedule of financial assets at fair value through profit and loss

	12.31.2024	12.31.2023
Non-current
Shares	27	35
Total non-current	27	35

Current
Government securities	692	389
Corporate bonds	110	79
Shares	37	88
Mutual funds	11	3
Total current	850	559

Schedule of trade and other receivables

	Note	12.31.2024	12.31.2023
Non-Current
Related parties	16	4	11
Advances to suppliers		43	-
Prepaid expenses		5	-
Tax credits		8	1
Receivables for sale of associates		-	1
Receivables for sale of assets		10	-
Contractual indemnity receivable		2	4
Expenses to be recovered		3	-
Other		-	1
Other receivables		75	18
Total non-current		75	18

	Note	12.31.2024	12.31.2023
Current
Receivables		172	105
CAMMESA		107	100
Related parties	16	10	5
Impairment of financial assets		(1)	(1)
Trade receivables, net		288	209

Current
Related parties	16	11	7
Tax credits		8	10
Receivables for complementary activities		9	1
Prepaid expenses		3	5
Guarantee deposits		130	19
Expenses to be recovered		8	6
Insurance to be recovered		1	4
Receivables for sale of associates		-	1
Receivables for sale of assets		6	-
GasAr Plan		7	11
Contractual indemnity receivable		2	2
Receivable for maintenance contract		1	-
Advances to employees		-	10
Other		14	11
Other receivables, net		200	87

Total current		488	296

Schedule of allowance for the impairment of trade receivables

	12.31.2024	12.31.2023	12.31.2022
At the beginning of the year	1	6	9
Impairment	55	1	1
Write off for utilization	(54)	-	(1)
Reversal of unused amounts	-	(1)	-
Foreign currency exchange difference	(1)	(5)	(3)
At the end of the year	1	1	6

Schedule of cash and cash equivalents

	12.31.2024	12.31.2023
Cash	1	-
Banks	73	31
Term deposit	46	-
Mutual funds	618	140
Total	738	171

Schedule of borrowings

	12.31.2024	12.31.2023
Non-Current
Financial borrowings	32	-
Corporate bonds	1,341	1,224
Total non-current	1,373	1,224

Current
Bank overdrafts	-	31
Financial borrowings	122	67
Corporate bonds	584	126
Total current	706	224
Total	2,079	1,448

Schedule of changes in borrowings

	12.31.2024	12.31.2023	12.31.2022
Borrowings at the beginning of the year	1,448	1,613	1,438
Proceeds from borrowings	1,174	424	308
Payment of borrowings	(236)	(191)	(143)
Accrued interest	145	304	172
Payment of interests	(145)	(280)	(162)
Repurchase and redemption of CB	(313)	(6)	(28)
Result from repurchase and exchange of CB	10	(1)	8
Increases for incorporation	-	-	89
Foreign currency exchange difference	(12)	(356)	(80)
Decrease for sale of subsidiaries	-	(80)	-
Borrowing costs capitalized in property, plant and equipment	8	21	11
Borrowings at the end of the year	2,079	1,448	1,613

Schedule of borrowings composition

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2024

Corporate bonds (1)(2)
Class 19 CB	PAMPA		$17,131	Variable	Badlar - 1%	Feb-25	17
Class 18 CB	PAMPA	US$	68	Fixed	5.00%	Sep-25	69
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 20 CB	PAMPA	US$	54	Fixed	6.00%	Mar-26	54
Class 9 CB	PAMPA	US$	120	Fixed	9.50%	Dec-26	123
Class 1 CB	PAMPA	US$	353	Fixed	7.50%	Jan-27	363
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 22 CB	PAMPA	US$	84	Fixed	5.75%	Oct-28	85
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	294
Class 21 CB	PAMPA	US$	410	Fixed	7.95%	Sep -31	410
Class 23 CB	PAMPA	US$	360	Fixed	7.88%	Dec-34	358
							1,925
Financial loans (3)
	PAMPA	US$	35	Fixed	3.00%	Mar-25	36
	PAMPA	US$	40	Fixed	4.25%	Apr-25	40
	PAMPA	US$	15	Fixed	5.40%	Mar-26	15
	PAMPA	US$	25	Fixed	3.00%	May-26	26
							117
Other financial loans (4)
	PAMPA	US$	283	Variable	SOFR + 0%	Aug-25	20
	PAMPA	US$	3	Fixed	Between 9.50% and 10.25%	Between Feb-25 and Sep-25	3
	GASA	U$S	14,937	Fixed	3.25%	May-25	14
							37
							2,079

(1)	Net of repurchases for a face value of US$ 76.2 million for Class 9 CB and US$ 7.5 million for Class 3 CB.

(2)	During the current year, on February 5, 2024 and June 27, 2024, the Company redeemed all its Class 17 and Class 15 CB for a total amount of $ 5,980 million and $ 18,264 million, respectively. Additionally, the Company paid at maturity the first redemption of Class 9 CB for a US$ 59 million amount net of repurchases. As of the date of issuance of these Consolidated Financial Statements, US$ 47 million FV of the Class 20 CB and $17,131 million at maturity of Class 19 CB, were canceled.

(3)	During the fiscal year ended December 31, 2024, the Company repaid: (i) short-term bank debt with local financial institutions, net of cancellations, for $ 25,968 million; (ii) the last two principal installments of the FINNVERA Credit Facility for US$ 8 million; and (iii) net import financing for the equivalent of US$ 16 million. In addition, it borrowed US$ 130 million net from local banks. Post-closing, the Company borrowed US$ 31 million net bank debt.

(4)	During the fiscal year ended December 31, 2024, the Company received disbursements in the amount of US$ 223 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2023

Corporate bonds (1)
Class 17 CB	PAMPA		$5,980	Fixed	Badlar + 2%	May-24	9
Class 15 CB	PAMPA		$18,264	Variable	Badlar + 0%	Jul-24	29
Class 18 CB	PAMPA	US$	72	Fixed	5.00%	Sep-25	73
Class 16 CB	PAMPA	US$	56	Fixed	4.99%	Nov-25	56
Class 9 CB	PAMPA	US$	179	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	597	Fixed	7.50%	Jan-27	611
Class 13 CB	PAMPA	US$	98	Fixed	0.00%	Dec-27	96
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,350
Financial loans (2)(3)
	PAMPA	US$	8	Variable	SOFR 6M + 4.21%	Nov-24	8
	PAMPA		$3,000	Variable	Between 80% and 110%	Between Apr-24 and Jun-24	5
							13
Other financial loans (4)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-24	23
	PAMPA	US$	12	Variable	SOFR + 0%	Aug-24	12
	PAMPA	US$	14	Fixed	Between 13% and 16%	Between Jan-24 and Jun-24	14
	PAMPA	CNY	37	Fixed	Between 12% and 12.50%	Between Mar-24 and Nov-24	5
							54
Bank overdrafts (2)
	PAMPA		$23,140	Fixed	Between79.00% and 81.00%	Between Jan-24 and Apr-24	31
							31
							1,448

(1)	Net of repurchases for a face value of US$ 113.7 million for 2026 CB, US$ 153.0 million of 2027 CB, and US$ 7.5 million for 2029 CB.

(2)	During the fiscal year ended December 31, 2023, the Company took out short-term bank loans with local financial institutions, net of cancellations, for $ 16,535 million and import financing for CNY 37 million. Additionally, it took out import financing, net, for US$ 6.2 million.

(3)	Regarding the FINNVERA credit facility and due to the discontinuation of the Libor benchmark interest rate as from July 2023, on September 5, 2023, Pampa and CACIB (Credit Agricole Corporate & Investment Bank) entered into an amendment to the credit facility replacing the Libor rate with the Term SOFR rate for debt services after November 2023. In this same line, the interest rate hedge agreement associated with the credit facility was also amended.

(4)	During the fiscal year ended December 31, 2023, the Company received disbursements in the amount of US$ 2.0 million under the credit facilities taken out with BNP Paribas S.A. in 2020.

Schedule of trade and other payables

	Note	12.31.2024	12.31.2023
Non-Current
Compensation agreements		71	28
Finance leases liability		11	14
Contractual penalty debt		2	4
Other payables		84	46
Total non-current		84	46

Current
Suppliers		206	186
Customer advances		14	9
Related parties	16	13	15
Trade payables		233	210

Compensation agreements		12	11
Liability for acquisition of companies		-	8
Finance leases liability		4	4
Contractual penalty debt		2	2
Various creditors		2	3
Other payables		20	28
Total current		253	238

Schedule of financial instruments

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	496	-	496	67	563
Financial assets at amortized cost
Term deposit	80	-	80	-	80
Financial assets at fair value through profit and loss
Government securities	-	692	692	-	692
Corporate bonds	-	110	110	-	110
Shares	-	64	64	-	64
Mutual funds	-	11	11	-	11
Derivative financial instruments	-	1	1	-	1
Cash and cash equivalents	120	618	738	-	738
Total	696	1,496	2,192	67	2,259

Liabilities
Trade and other payables	323	-	323	14	337
Borrowings	2,079	-	2,079	-	2,079
Total	2,402	-	2,402	14	2,416

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade and other receivables	279	7	286	28	314
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	4	-	4	-	4
Financial assets at fair value through profit and loss
Government securities	-	389	389	-	389
Corporate bonds	-	79	79	-	79
Shares	-	123	123	-	123
Mutual funds	-	3	3	-	3
Cash and cash equivalents	31	140	171	-	171
Total	415	741	1,156	28	1,184

Liabilities
Trade and other payables	275	-	275	9	284
Borrowings	1,448	-	1,448	-	1,448
Total	1,723	-	1,723	9	1,732

Schedule of income, expenses, gains and losses from financial instruments

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	32	-	32	-	32
Interest expenses	(146)	-	(146)	(34)	(180)
Foreign currency exchange difference, net	(23)	(30)	(53)	42	(11)
Changes in the fair value of financial instruments	(11)	250	239	-	239
Result from present value measurement	(2)	-	(2)	(5)	(7)
Other financial results	(15)	-	(15)	-	(15)
Total	(165)	220	55	3	58

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(307)	-	(307)	(49)	(356)
Foreign currency exchange difference, net	(1,035)	(560)	(1,595)	1,718	123
Changes in the fair value of financial instruments	-	444	444	-	444
Result from present value measurement	(1)	-	(1)	(9)	(10)
Other financial results	(7)	-	(7)	-	(7)
Total	(1,345)	(116)	(1,461)	1,660	199

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

Schedule of fair value of financial instruments

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	692	-	-	692
Corporate bonds	110	-	-	110
Mutual funds	11	-	-	11
Shares	37	-	27	64
Cash and cash equivalents
Mutual funds	618	-	-	618
Derivative financial instruments	-	1	-	1
Total assets	1,468	1	27	1,496

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	389	-	-	389
Corporate bonds	79	-	-	79
Mutual funds	3	-	-	3
Shares	88	-	35	123
Cash and cash equivalents
Mutual funds	140	-	-	140
Other receivables
Guarantee deposits on derivative financial instruments	7	-	-	7
Total assets	706	-	35	741